Abacus Settlements LLC - REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Disaggregation of Revenue	The following table presents a disaggregation of the Company’s revenue by major sources as follows:

	Years Ended December 31,
	2023	2022
Agent	$1,750,911	$—
Broker	2,148,141	—
Client direct	304,848	—
Total	$4,203,900	$—

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Disaggregation of Revenue	The following table presents a disaggregation of Abacus’ revenue by major sources:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Agent	$7,143,016	$12,156,552
Broker	4,675,973	9,938,808
Client direct	1,365,687	3,108,103
Total	$13,184,676	$25,203,463